Intangibles - Summary of Intangible Assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Intangibles	$ 36,590	$ 51,804
Amortisation, intangible assets other than goodwill	11,739	11,278
Impairment		13,336
Cost
Disclosure of detailed information about intangible assets [line items]
Intangibles		85,629	$ 70,098
Additions, purchased	7	49
Additions through business acquisitions	0	25,950
Additions, internally generated	159	0
Disposals / retirements	(3,199)
Foreign currency translation adjustment	(3,640)	2,868
Subtotal	78,956	98,965
Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Intangibles		33,825	22,547
Amortization Expense
Disclosure of detailed information about intangible assets [line items]
Amortisation, intangible assets other than goodwill	11,739	11,278
Accumulated Impairment
Disclosure of detailed information about intangible assets [line items]
Disposals / retirements	(3,198)
Impairment	0	13,336
Accumulated Depreciation
Disclosure of detailed information about intangible assets [line items]
Intangibles	42,366	47,161
Customer relationships
Disclosure of detailed information about intangible assets [line items]
Intangibles	29,687	41,752
Customer relationships | Cost
Disclosure of detailed information about intangible assets [line items]
Intangibles		73,722	55,823
Additions, purchased	0	0
Additions through business acquisitions	0	16,077
Additions, internally generated	0	0
Disposals / retirements	(2,933)
Foreign currency translation adjustment	(3,069)	1,822
Subtotal	67,720	73,722
Customer relationships | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Intangibles		31,970	21,837
Customer relationships | Amortization Expense
Disclosure of detailed information about intangible assets [line items]
Amortisation, intangible assets other than goodwill	8,996	10,133
Customer relationships | Accumulated Impairment
Disclosure of detailed information about intangible assets [line items]
Disposals / retirements	(2,933)
Impairment	0	0
Customer relationships | Accumulated Depreciation
Disclosure of detailed information about intangible assets [line items]
Intangibles	38,033	31,970
Software
Disclosure of detailed information about intangible assets [line items]
Intangibles	1,863	3,135
Software | Cost
Disclosure of detailed information about intangible assets [line items]
Intangibles		4,377	1,355
Additions, purchased	7	49
Additions through business acquisitions	0	2,909
Additions, internally generated	159	0
Disposals / retirements	(29)
Foreign currency translation adjustment	(180)	64
Subtotal	4,334	4,377
Software | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Intangibles		1,242	644
Software | Amortization Expense
Disclosure of detailed information about intangible assets [line items]
Amortisation, intangible assets other than goodwill	1,258	598
Software | Accumulated Impairment
Disclosure of detailed information about intangible assets [line items]
Disposals / retirements	(29)
Impairment	0	0
Software | Accumulated Depreciation
Disclosure of detailed information about intangible assets [line items]
Intangibles	2,471	1,242
Tradename
Disclosure of detailed information about intangible assets [line items]
Intangibles		0
Tradename | Cost
Disclosure of detailed information about intangible assets [line items]
Intangibles			12,604
Additions, purchased		0
Additions through business acquisitions		0
Additions, internally generated		0
Foreign currency translation adjustment		732
Subtotal		13,336
Tradename | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Intangibles			0
Tradename | Amortization Expense
Disclosure of detailed information about intangible assets [line items]
Amortisation, intangible assets other than goodwill		0
Tradename | Accumulated Impairment
Disclosure of detailed information about intangible assets [line items]
Impairment		13,336
Tradename | Accumulated Depreciation
Disclosure of detailed information about intangible assets [line items]
Intangibles		13,336
Non-competition Agreements
Disclosure of detailed information about intangible assets [line items]
Intangibles	5,040	6,917
Non-competition Agreements | Cost
Disclosure of detailed information about intangible assets [line items]
Intangibles		7,530	316
Additions, purchased	0	0
Additions through business acquisitions	0	6,964
Additions, internally generated	0	0
Disposals / retirements	(237)
Foreign currency translation adjustment	(391)	250
Subtotal	6,902	7,530
Non-competition Agreements | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Intangibles		613	$ 66
Non-competition Agreements | Amortization Expense
Disclosure of detailed information about intangible assets [line items]
Amortisation, intangible assets other than goodwill	1,485	547
Non-competition Agreements | Accumulated Impairment
Disclosure of detailed information about intangible assets [line items]
Disposals / retirements	(236)
Impairment	0	0
Non-competition Agreements | Accumulated Depreciation
Disclosure of detailed information about intangible assets [line items]
Intangibles	$ 1,862	$ 613